Other revenues (Details) - Other revenues - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Early termination revenue		$ 41.0	$ 204.9	$ 95.9
Related party other revenues		1.8	4.6	7.1
Total	[1]	$ 42.8	$ 209.5	$ 103.0

[1]	Includes transactions with related parties. Refer to Note 14 - "Related party transactions".